Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss	$ (7,703)	$ (18,186)	$ (15,073)	$ (33,081)	$ (50,975)	$ (82,260)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	200	500	506	951	1,650	2,238
Impairment of property and equipment related to restructuring			2,203	250	422	1,994
Loss on sale of property, plant and equipment			(34)	0	(100)
Amortization of (discount) premium on debt securities			(100)	91	59	659
Stock-based compensation expense			912	5,918	6,893	9,215
Issuance of common stock for director fees			55	74	129	154
Net loss on equity method investment	4	454	4	875	1,018	1,542
Changes in operating assets and liabilities:
Prepaid expenses and other assets			996	(29)	937	946
Accounts payable			(1,485)	1,101	68	(1,178)
Accrued expenses, deferred rent and other non-current liabilities			(1,747)	(3,425)	(5,752)	4,809
Net cash used in operating activities			(13,763)	(27,275)	(45,551)	(61,734)
Cash flows from investing activities:
Investment in joint venture			0	0
Purchases of plant and equipment			(152)	(101)	(158)	(2,586)
Maturities of short-term investments			49,253	50,232	87,789	72,013
Proceeds from sale of property, plant and equipment			221	0	0	23,089
Purchases of short-term investments			(26,662)	(43,476)	(68,857)	(82,671)
Net cash provided by investing activities			22,660	6,655	17,324	8,292
Cash flows from financing activities:
Net cash provided by financing activities			0	0	0	54,148
Net increase (decrease) in cash, cash equivalents and restricted cash			8,897	(20,620)	(28,227)	706
Cash, cash equivalents and restricted cash at beginning of period			16,492	44,369	44,369
Cash, cash equivalents and restricted cash at end of period	25,390	23,749	25,390	23,749	16,492	44,369
Restricted Cash and Cash Equivalents [Abstract]
Total cash, cash equivalents and restricted cash	$ 25,390	$ 23,749	$ 16,492	$ 23,749	$ 44,369	$ 44,369